UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 97.4%
COMMON STOCKS - 91.4%
CHINA - 9.8%
154,500	Anhui Conch Cement Co. Ltd., H Shares(a)	Construction Materials - 1.2%	$570,770
312,000	Beijing Capital International Airport Co. Ltd., H Shares(a)	Transportation Infrastructure - 1.1%	491,033
153,200	China Mobile Ltd.(a)	Wireless Telecommunication Services - 3.5%	1,637,577
152,000	China Resources Land Ltd.(a)	Real Estate Management & Development - 1.1%	487,754
1,118,000	PetroChina Co. Ltd., H Shares(a)	Oil, Gas & Consumable Fuels - 1.5%	719,276
18,000	Yum China Holdings, Inc.(b)	Hotels, Restaurants & Leisure - 1.4%	644,220

TOTAL CHINA			4,550,630

HONG KONG - 21.1%
207,200	AIA Group Ltd.(a)	Insurance - 3.5%	1,629,733
46,800	Dairy Farm International Holdings Ltd.(a)	Food & Staples Retailing - 0.8%	377,332
382,000	Hang Lung Properties Ltd.(a)	Real Estate Management & Development - 2.0%	950,067
36,642	Hong Kong Exchanges & Clearing Ltd.(a)	Capital Markets - 2.2%	1,043,865
107,245	HSBC Holdings PLC(a)	Banks - 2.3%	1,074,679
62,500	Jardine Strategic Holdings Ltd.(a)	Industrial Conglomerates - 5.5%	2,548,549
81,845	MTR Corp. Ltd.(a)	Road & Rail - 1.0%	472,620
902,500	Swire Pacific Ltd., Class B(a)	Real Estate Management & Development - 3.4%	1,598,395
48,600	Swire Properties Ltd.(a)	Real Estate Management & Development - 0.4%	167,888

TOTAL HONG KONG			9,863,128

INDIA - 16.6%
21,500	HDFC Bank Ltd.(a)	Banks - 1.3%	597,309
12,366	Hero MotoCorp Ltd.(a)	Automobiles - 1.5%	705,004
16,300	Hindustan Unilever Ltd.(a)	Household Products - 0.6%	294,823
75,008	Housing Development Finance Corp. Ltd.(a)	Thrifts & Mortgage Finance - 4.5%	2,090,050
22,124	Infosys Ltd.(a)	Information Technology Services - 0.8%	349,035
285,950	ITC Ltd.(a)	Tobacco - 2.7%	1,270,627
30,500	Kotak Mahindra Bank Ltd.(a)	Banks - 1.0%	486,490
17,971	Tata Consultancy Services Ltd.(a)	Information Technology Services - 1.5%	698,776
19,500	UltraTech Cement Ltd.(a)	Construction Materials - 2.7%	1,235,210

TOTAL INDIA			7,727,324

INDONESIA - 4.4%
550,000	Astra International Tbk PT(a)	Automobiles - 0.7%	329,091
824,700	Bank Central Asia Tbk PT(a)	Banks - 2.5%	1,157,917

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
INDONESIA (continued)
152,000	Unilever Indonesia Tbk PT	Household Products - 1.2%	$558,421

TOTAL INDONESIA			2,045,429

MALAYSIA - 2.4%
4,900	British American Tobacco Malaysia Bhd	Tobacco - 0.1%	50,356
383,254	CIMB Group Holdings Bhd(a)	Banks - 1.2%	586,204
105,200	Public Bank Bhd(a)	Banks - 1.1%	498,323

TOTAL MALAYSIA			1,134,883

PHILIPPINES - 4.5%
35,000	Ayala Corp.(a)	Diversified Financial Services - 1.3%	599,616
870,000	Ayala Land, Inc.(a)	Real Estate Management & Development - 1.5%	724,064
380,428	Bank of the Philippine Islands	Banks - 1.7%	788,600

TOTAL PHILIPPINES			2,112,280

REPUBLIC OF SOUTH KOREA - 3.5%
1,578	Amorepacific Group(a)	Personal Products - 0.4%	171,277
2,180	E-MART, Inc.(a)	Food & Staples Retailing - 1.0%	494,880
1,368	NAVER Corp.(a)	Internet Software & Services - 2.1%	982,260

TOTAL REPUBLIC OF SOUTH KOREA			1,648,417

SINGAPORE - 17.8%
185,200	City Developments Ltd.(a)	Real Estate Management & Development - 3.3%	1,537,282
61,079	DBS Group Holdings Ltd.(a)	Banks - 2.1%	974,431
170,400	Keppel Corp. Ltd.(a)	Industrial Conglomerates - 1.7%	805,853
34,829	Keppel REIT	Equity Real Estate Investment Trusts (REIT) - 0.1%	29,814
227,096	Oversea-Chinese Banking Corp. Ltd.(a)	Banks - 4.1%	1,902,010
322,500	Singapore Technologies Engineering Ltd.(a)	Aerospace & Defense - 1.9%	896,754
568,300	Singapore Telecommunications Ltd.(a)	Diversified Telecommunication Services - 3.5%	1,663,546
28,870	United Overseas Bank Ltd.(a)	Banks - 1.1%	510,872

TOTAL SINGAPORE			8,320,562

TAIWAN - 5.7%
208,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services - 1.6%	743,952
271,583	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment - 4.1%	1,929,246

TOTAL TAIWAN			2,673,198

THAILAND - 3.1%
341,200	Bangkok Dusit Medical Services PCL, Foreign Shares(a)	Health Care Providers & Services - 0.4%	195,769

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
THAILAND (continued)
81,900	Siam Cement PCL (The), Foreign Shares(a)	Construction Materials - 2.7%	$1,244,898

TOTAL THAILAND			1,440,667

UNITED KINGDOM - 2.5%
104,058	Standard Chartered PLC(a)(b)	Banks - 2.5%	1,163,188

Total Common Stocks			42,679,706

PREFERRED STOCKS - 6.0%
REPUBLIC OF SOUTH KOREA - 6.0%
1,989	Amorepacific Corp., Preferred Shares	Personal Products - 0.7%	315,489
1,435	Samsung Electronics Co. Ltd., Preferred Shares(a)	Technology Hardware, Storage & Peripherals - 5.3%	2,474,203

			2,789,692

Total Preferred Stocks			2,789,692

Total Long-Term Investments - 97.4% (cost $34,726,236)			45,469,398

SHORT-TERM INVESTMENT - 2.0%
UNITED STATES - 2.0%
917,269	State Street Institutional U.S. Government Money Market Fund(c)		917,269

Total Short-Term Investment - 2.0% (cost $917,269)			917,269

Total Investments - 99.4% (cost $35,643,505)(d)			46,386,667

Other Assets in Excess of Liabilities - 0.6%			274,893

Net Assets - 100.0%			$46,661,560

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	Registered investment company advised by State Street Global Advisors.

(d)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2017

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors (“the Board”). A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2017

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$788,600	$8,951,423	$—	$9,740,023
Equity Real Estate Investment Trusts (REIT)	29,814	—	—	29,814
Hotels, Restaurants & Leisure	644,220	—	—	644,220
Household Products	558,421	294,823	—	853,244
Personal Products	315,489	171,277	—	486,766
Semiconductors & Semiconductor Equipment	1,929,246	—	—	1,929,246
Tobacco	50,356	1,270,627	—	1,320,983
Wireless Telecommunication Services	743,952	1,637,577	—	2,381,529
Other	—	28,083,573	—	28,083,573
Short-Term Investment	917,269	—	—	917,269
Total	$5,977,367	$40,409,300	$—	$46,386,667

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2017, the security issued by Public Bank Bhd in the amount of $498,323 transferred from Level 1 to Level 2 because a valuation factor was applied at July 31, 2017. Securities issued by Amorepacific Corp., Keppel REIT, Taiwan Mobile Co. Ltd., Taiwan Semiconductor Manufacturing Co. Ltd. and Unilever Indonesia Tbk PT transferred from Level 2 to Level 1 at the values of $315,489, $29,814, $743,952, $1,929,246 and $558,421, respectively, because the securities could be valued without the application of a valuation factor at July 31, 2017. For the period ended July 31, 2017, there were no significant changes to the fair valuation methodologies.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$35,643,505	$12,630,966	$(1,887,804)	$10,743,162

The Asia Tigers Fund, Inc.

Item 2.    Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: September 28, 2017

BY:	/s/ Andrea Melia
Andrea Melia Principal Financial Officer

Date: September 28, 2017